UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21138
                                                     ---------

                          Phoenix-LJH Advisors Fund LLC
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       2640 Golden Gate Parkway, Suite 205
                                Naples, FL 34105
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Willis W. Williams
                     Phoenix/LJH Alternative Investments LLC
                       2640 Golden Gate Parkway, Suite 205
                                Naples, FL 34105
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 239-403-3030
                                                            ------------
                     Date of fiscal year end: June 30, 2003
                                              -------------
                     Date of reporting period: June 30, 2003
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         PHOENIX-LJH ADVISORS FUND LLC
         FINANCIAL STATEMENTS

         For the period from December 20, 2002 (commencement of operations) through June 30, 2003 with Report of Independent Auditors

                          Phoenix-LJH Advisors Fund LLC

                              Financial Statements

       For the period from December 20, 2002 (commencement of operations)
                              through June 30, 2003


                                    CONTENTS

Report of Independent Auditors..............................................   1
Statement of Assets, Liabilities and Members' Capital.......................   2
Schedule of Investments.....................................................   3
Statement of Operations.....................................................   4
Statement of Changes in Members' Capital....................................   5
Statement of Cash Flows.....................................................   6
Financial Highlights........................................................   7
Notes to Financial Statements...............................................   8
Fund Governance.............................................................  16

                         REPORT OF INDEPENDENT AUDITORS


To the Board of Directors and Members of Phoenix-LJH Advisors Fund LLC:


In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Phoenix-LJH Advisors Fund LLC (the "Company") at June 30, 2003, and the results of its operations, the changes in its members' capital, and its cash flows and the financial highlights for the period December 20, 2002 (commencement of operations) through June 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at June 30, 2003 by correspondence with the custodian and the application of alternative auditing procedures, provides a reasonable basis for our opinion.

As explained in Note 2, the financial statements include investments whose values have been estimated by the Adviser in the absence of readily ascertainable market values. Those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


August 15, 2003

                          PHOENIX-LJH ADVISORS FUND LLC

              STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

                                  June 30, 2003


ASSETS
Investment in investment funds, at fair value (cost $9,615,708)      $10,254,010
Receivable for investment funds redeemed                                 200,000
Prepaid insurance                                                         53,553
Deferred offering costs                                                   80,212
Cash and cash equivalents                                                  5,846
                                                                     -----------
         TOTAL ASSETS                                                $10,593,621
                                                                     ===========

LIABILITIES AND MEMBERS' CAPITAL
Due to related party                                                 $   107,100
Professional fees payable                                                 69,837
Management fee payable                                                    52,550
Accrued offering costs                                                    22,192
Distribution fees payable                                                 12,679
Administration fees payable                                               12,622
Director fees and expenses payable                                        11,500
Other liabilities                                                          4,886
                                                                     -----------
         TOTAL LIABILITIES                                               293,366

MEMBERS' CAPITAL
Class A                                                               10,289,988
Class C                                                                   10,267
                                                                     -----------
         TOTAL MEMBERS' CAPITAL                                       10,300,255
                                                                     -----------

         TOTAL LIABILITIES AND MEMBERS' CAPITAL                      $10,593,621
                                                                     ===========

SEE NOTES TO FINANCIAL STATEMENTS.

                          PHOENIX-LJH ADVISORS FUND LLC

                             SCHEDULE OF INVESTMENTS

                                  June 30, 2003

                                                                       FAIR         % OF MEMBERS'
          INVESTMENT FUND                              COST           VALUE            CAPITAL
          ---------------                              ----           -----            -------
Avenue Investments, L.P.                            $  750,000     $   886,621          8.6%
Balboa Fund, L.P.                                      500,000         507,959          4.9%
Blackthorn Partners, L.P.                            1,000,000       1,032,071         10.0%
Candlewood Fund, L.P.                                  750,000         768,987          7.5%
The Clinton Arbitrage Fund, L.P.                       800,000         816,737          7.9%
Epsilon Global Active Value Fund, L.P.                 900,000         958,958          9.3%
Global Interest Rate Hedged Fund
    (Aggressive program)                               800,000         928,864          9.0%
Karsch Capital I, L.P.                                 812,643         867,480          8.4%
MKP Opportunity Partners, L.P.                         803,065         821,973          8.0%
PanAgora Structured Market Neutral
    Fund, L.L.C                                      1,000,000       1,003,923          9.8%
Paulson Partners, L.P.                                 750,000         851,229          8.3%
Stark Incentive Fund, L.P.                             750,000         809,208          7.9%
                                                    ---------------------------------------
Total                                               $9,615,708      10,254,010         99.6%
                                                    ==========
Other Assets, less Liabilities                                          46,245          0.4%
                                                                   ------------------------

Members' Capital                                                   $10,300,255        100.0%
                                                                   ========================

SEE NOTES TO FINANCIAL STATEMENTS.

                          PHOENIX-LJH ADVISORS FUND LLC

                             STATEMENT OF OPERATIONS

       For the period from December 20, 2002 (commencement of operations)
                              through June 30, 2003

INVESTMENT INCOME
   Interest                                                                                    $   1,283
                                                                                               ---------
EXPENSES
   Amortization of offering costs                                         $ 80,212
   Professional fees                                                        69,837
   Management fee                                                           62,967
   Insurance expense                                                        53,550
   Organizational expenses                                                  24,576
   Administration fees                                                      21,502
   Director fees and expenses                                               20,500
   Distribution fees                                                        12,679
   Custodian fees                                                            4,770
   Other expenses                                                            4,445
                                                                          --------
      Total expenses                                                       355,038
                                                                                               ---------
      NET INVESTMENT LOSS                                                                       (353,755)
                                                                                               ---------
GAIN FROM INVESTMENT FUND TRANSACTIONS
   Realized gain on redemption from investment funds                                              15,708
   Net unrealized appreciation on investment funds                                               638,302
                                                                                               ---------
      NET GAIN FROM INVESTMENT FUND TRANSACTIONS                                                 654,010
                                                                                               ---------
      NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                 $ 300,255
                                                                                               =========

SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

                    Statement of Changes in Members' Capital

       For the period from December 20, 2002 (commencement of operations)
                              through June 30, 2003

                                                            SPECIAL        CLASS A      CLASS C
                                              TOTAL          MEMBER        MEMBERS      MEMBERS
                                            ---------------------------------------------------
Members' capital at beginning of period     $10,000,000     $    --     $ 9,990,000     $10,000

Net increase in members' capital
  derived from operations                       300,255          --         299,988         267
                                            ---------------------------------------------------
Members' capital at end of period           $10,300,255     $    --     $10,289,988     $10,267
                                            ===================================================
     Capital  reallocable  to the Special
     Member had the  members'  measurment
     period  for  incentive  allocation
     closed on June 30, 2003                $    24,026
                                            ===========

SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

                             Statement of Cash Flows

       For the period from December 20, 2002 (commencement of operations)
                              through June 30, 2003

CASH FLOWS FROM OPERATING ACTIVITIES
   Net investment loss                                                            $   (353,755)
   Adjustments to reconcile net investment loss to net cash used in operating activities:
       Purchases of investment funds                                               (10,000,000)
       Net proceeds from redemptions of investment funds                               200,000
       Increase in prepaid insurance                                                   (53,553)
       Offering costs                                                                 (160,424)
       Increase in due to related party                                                107,100
       Amortization of offering costs                                                   80,212
       Increase in professional fees payable                                            69,837
       Increase in management fee payable                                               52,550
       Increase in accrued offering costs                                               22,192
       Increase in administrator fees payable                                           12,622
       Increase in distribution fees payable                                            12,679
       Increase in director fees and expenses payable                                   11,500
       Increase in other liabilities                                                     4,886
                                                                                  ------------
         NET CASH USED IN OPERATING ACTIVITIES                                      (9,994,154)
                                                                                  ------------
NET DECREASE IN CASH                                                                (9,994,154)

Cash at beginning of period                                                         10,000,000
                                                                                  ------------

CASH AT END OF PERIOD                                                             $      5,846
                                                                                  ============

SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

                              Financial Highlights

       For the period from December 20, 2002 (commencement of operations)
                              through June 30, 2003

      Ratios to average members' capital:                                    Class A           Class C
                                                                             Members           Members
                                                                             -------           -------
          Net investment loss (a)                                             (5.93%)           (6.57%)
                                                                             ======             =====
          Expenses (including management fees)(a)(b)                           5.95%             6.60%
          Incentive allocation (c)                                             0.24%             0.21%
                                                                             ------             -----
          Total expenses and incentive allocation                              6.19%             6.81%
                                                                             ======             =====
          Total return prior to incentive allocation (d)                       3.00%             2.67%
          Incentive allocation (c)                                            (0.24%)           (0.21%)
                                                                             ------             -----
          Total return  net of incentive allocation (d)                        2.76%             2.46%
                                                                             ======             =====
          Members' capital, end of period ($000)                             $10,290             $10
                                                                             ======             =====
          Portfolio turnover rate                                                      3.91%
                                                                                       ====

(a) Annualized except for organizational expenses and offering costs.
(b) Expenses of the underlying Investment Funds are not included in the expense ratio.
(c) Calculated based on the amount reallocable to the Special Member had the measurement period for incentive allocation closed on June 30, 2003. See
    Note 3.
(d) Total return is not annualized.

The above ratios and total returns are calculated for all members of each class taken as a whole. An individual member's return may vary from these returns based on the timing of capital contributions.

SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

                          Notes to Financial Statements

                                  June 30, 2003

1. ORGANIZATION

Phoenix-LJH Advisors Fund LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company and which has many of the features of a private investment fund. The Company's interests ("Interests") are offered only in private placements to persons (i) who are both "accredited investors" under the Securities Act of 1933 and "qualified clients" under the Investment Advisers Act of 1940, as amended and
(ii) who meet other investor eligibility criteria established by the Company. The Company seeks to provide investors with exposure to a broad-ranging, multi-manager portfolio of investment funds ("Investment Funds") with the objective of delivering consistent returns with relatively low volatility and relatively low dependence on movements in major equity and bond markets. The Company seeks to achieve its objective by investing substantially all of its assets in the securities of approximately 10-20 investment funds that the Adviser (as defined below) considers to be appropriate components of its investment strategy.

The Company's Board of Directors has overall responsibility for monitoring and overseeing the Company's investment program and its management and operations. The Board of Directors carries out its oversight obligations as may be required by the 1940 Act, state law, or other applicable laws or regulations.

Phoenix/LJH Alternative Investments LLC (the "Adviser"), a Delaware limited liability company, acts as the Company's investment adviser, and is responsible for management of the Company's investment portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

A. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

                          Phoenix-LJH Advisors Fund LLC

                                  June 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. VALUATION

The Company values its interests in Investment Funds at fair value, which ordinarily is the value determined by their Underlying Managers in accordance with the policies established by the Investment Fund. As a general matter, the fair value of the Company's interest in an Investment Fund represents the amount that the Company could reasonably expect to receive from an Investment Fund if the Company's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Company believes to be reliable.

Certain securities in which the Investment Funds invest may not have a readily ascertainable market price and are fair valued by the Underlying Managers, even though an Underlying Manager may face a conflict of interest in valuing the securities, as their value affects the Underlying Manager's compensation. In most cases, the Adviser has no ability to assess the accuracy of the valuations received from an Underlying Manager. In addition, the net asset values or other valuation information received by the Adviser from the Underlying Managers are typically estimates only, subject to revision through the end of each Investment Funds' annual audit. Revisions to the gain and loss calculations will be an ongoing process and no net capital appreciation or depreciation figure can be considered final until the annual audit of each Investment Fund is completed.

C. INCOME RECOGNITION

Interest income and expenses are recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

D. INCOME TAXES

The Company is treated as a partnership for Federal income tax purposes. No federal or state taxes have been provided on profits of the Company since the members (the "Members") are individually required to report on their own tax returns their distributive share of the Company's taxable income or loss.

                          Phoenix-LJH Advisors Fund LLC

                                  June 30, 2003

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. CASH

At June 30, 2003, $5,846 in cash was held on deposit at PFPC Trust Company, the Company's custodian.

F. ORGANIZATIONAL EXPENSES AND OFFERING COSTS

Organizational expenses are expensed as incurred. Offering costs have been deferred and are amortized over the Company's first twelve months of operations. Organizational expenses and offering costs are re-allocated among Members on each date in which Members contribute additional capital to the Company, through and including February 29, 2004. These re-allocations are based on the percentage that a Member's contributed capital to the Company bears to the total capital contributed to the Company by all Members as of each allocation date.

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

Pursuant to an investment advisory agreement between the Company and Adviser, the Adviser is entitled to a management fee, paid monthly in arrears equal to an annual rate of 1.25% of the net assets of the Company.

In addition to the Management Fee, the Adviser is entitled to receive an Incentive Allocation for each calendar year equal to 10% per annum of the combined amount by which the net profits allocated to each Member's capital account for each six-month period in the calendar year in excess of any losses so allocated for such periods, exceed the respective amounts that such Member would have been allocated with respect to its capital account had such Member received a return for each such six-month period equal to that of the 3-month Treasury bill rate published in the Federal Reserve Statistical Release H.15 as of the last business day prior to the inception of such period (the "Hurdle"). The Adviser holds a non-voting Special Advisory Member interest in the Company (the "Special Advisory Account") through a special member vehicle, solely for the purpose of receiving the Incentive Allocation. The Adviser may withdraw amounts from the Special Advisory Account at any time. For the period ended June 30, 2003, no amounts were withdrawn.

                          Phoenix-LJH Advisors Fund LLC

                                  June 30, 2003

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

The amount of any Incentive Allocation that may be deducted from a Member's capital account for a given calendar year is adjusted with respect to any contributions, transfers, distributions and repurchases applicable to the Member for that period. If at the end of any calendar year the sum of net losses allocated to a Member's capital account and the average Hurdle allocated to a Member's capital account and the average Hurdle for such year exceed net profits so allocated, a "Loss Carry-forward Amount" in the amount of such excess is established for the capital account of that member. Loss Carry-forward Amounts are cumulative with respect to prior calendar years, and no Incentive Allocation is made until a Member has recovered all Loss Carry-forward Amounts. The Hurdle Rate Amount for the period ended June 30, 2003 is 1.20%, and the Incentive Allocation that would have been allocated to the Adviser if June 30, 2003 were a calendar year-end is $24,026.

For purposes of calculating the Incentive Allocation, net gain is calculated after giving effect to all allocations to a Member's capital account, other than the Incentive Allocation, but before giving effect to any distributions and repurchases of Interests by the Company, or deductions to the capital account to reflect any item not chargeable to all Members according to their investment percentages. Consequently, if an Incentive Allocation is credited to the Adviser for a given calendar year, it is increased by a portion of the amount of any net unrealized appreciation, as well as net realized gains, allocable to each Member's capital account.

Each director who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $12,000. Any director or officer who is an "interested person" does not receive any annual retainer or other compensation from the Company. All directors are reimbursed by the Company for reasonable out-of-pocket expenses.

PFPC Trust Company (an affiliate of The PNC Financial Services Group) serves as custodian of the Company's assets and provides custodial services for the Company. PFPC Inc. (also an affiliate of The PNC Financial Services Group) serves as administrator and accounting agent to the Company and in that capacity provides certain accounting, record keeping, tax and investor related services. The Company pays a monthly fee to the custodian and the administrator based primarily upon average Members' capital, subject to a monthly minimum fee.

                          Phoenix-LJH Advisors Fund LLC

                                  June 30, 2003

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Phoenix Investment Partners, Ltd., partial owner of the Adviser, has paid on behalf of the Company certain expenses. Such amounts are included in due to related party in the statement of assets, liabilities, and members' capital.

The Company offers two classes of Interests, Class A and Class C. The two classes have the same privileges but different sales charges and distribution fees. Company level profits and losses are allocated to the classes based on relative net assets. Class level specific expenses are charged to that class. Each class of the Company has adopted a Distribution and Member Servicing Plan to provide certain distribution and member servicing activities for the Company and its Members. Class A Interests pay 0.25% per year of net assets and Class C Interests pay 0.90% per year of net assets for such distribution and member servicing activities. These fees finance distribution activities that promote the sale of the Company's Interests. Distribution activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current Members, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. Member services may include, among other things, assisting investors in processing their purchases or repurchase requests. Investors buying Class A Interests are subject to a placement fee ranging from 3% for investment amounts of less than $100,000 to 0% for investment amounts of greater than $500,000. The placement fee may be waived in certain cases with respect to purchases of Interests by certain purchasers. With Class C Interests, no placement fee is assessed; however, if Class C Interests are tendered for repurchase within 12 months of investing, a 1% contingent deferred sales load is charged on the amount redeemed. The deferred sales load may be waived or varied in the Company's discretion.

Phoenix Equity Planning Corporation, an affiliate of the Adviser, acts as distributor of the Company's Interests.

                          Phoenix-LJH Advisors Fund LLC

                                  June 30, 2003

4. MEMBERS' CAPITAL

Interests are offered monthly. The minimum initial investment is $25,000, although the Board of Directors may waive this minimum. The Company may from time to time offer to repurchase outstanding Interests based on the Company's Members' capital pursuant to written tenders from Investors. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion, as stated in the Private Placement Memorandum.

The Company maintains a separate capital account for each Member (including the Adviser or any of its respective affiliates to the extent any of them contributes capital to the Company as a Member). Each such capital account has an opening balance equal to the Member's initial contribution to the capital of the Company and is increased by the sum of the amount of cash and the value of any securities contributed by the Member to the capital of the Company, plus any amounts credited to the Member's capital account as described below. Each Member's capital account is reduced by the sum of the amount of any repurchase by the Company of the Interest, or portion of an Interest, held by the Member, plus the amount of any distributions to the Member that are not reinvested, plus any amounts debited against the Member's capital account as described below.

Net profits or net losses of each Class of the Company for each period are allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with what each Member's capital balance bears to the total Members' capital at the start of the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Company.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK,
     CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity and fixed income swaps.

                          Phoenix-LJH Advisors Fund LLC

                                  June 30, 2003

5. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK,
   CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS (CONTINUED)

The risk to an Investment Fund managed by an Underlying Manager has an effect on the Company. The value of the Company's total net assets may be expected to fluctuate in response to fluctuations in the value of the Investment Funds in which it invests. To the extent that the portfolio of an Underlying Manager is concentrated in securities of a single issuer or issuers in a single industry, the risk of any investment decision made by the Underlying Manager is increased. An Underlying Manager's use of leverage is likely to cause the value of an Investment Fund it manages to appreciate or depreciate at a greater rate than if the Underlying Manager did not use leverage. Each individual trading strategy to which the Company allocates capital involves a different set of complex risks.

Because the Company is a closed-end investment company, its Interests are not be redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Interests at their members' capital account value, the Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any tender offer for Interests by the Company, the aggregate repurchase amount is determined by the Board in its discretion and such repurchase amount may represent only a small portion of the Company's outstanding Interests. Because the Company's investments in Investment Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Investors whose Interests are accepted for repurchase also bear the risk that the Company's members' capital may fluctuate significantly between the time that they submit their request for repurchase and the date of the repurchase.

There are a number of other risks to the Company. Some of the investment related risks are general economic and market conditions, market risk, highly volatile markets, use of leverage, and use of derivatives. The Company is also subject to multiple-manager risks, possible limitations in investment opportunities, allocation risks, illiquidity, lack of diversification, tax risks, and other risks for the Company and potentially for each Investment Fund.

In the normal course of business, the Company enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss due to these warranties and indemnities to be minimal.

                          Phoenix-LJH Advisors Fund LLC

                                  June 30, 2003

6. INVESTMENTS IN INVESTMENT FUNDS

The agreements related to investments in Investment Funds typically provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance/incentive fees or allocations of up to 20% of net profits earned. The Investment Funds generally provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment. Some Investment Funds may charge redemption fees. Such provisions may restrict the Company's ability to respond to changing market conditions.

Aggregate  purchases  of  Investment  Funds for the period  ended June 30,  2003 amounted to $10,000,000. Aggregate sales of Investment Funds for the period ended June 30, 2003 amounted to $400,000.

The cost of investments for Federal income tax purposes will be adjusted for items of taxable income allocated to the Company from the Investment Funds at the end of each calendar year, when the Investment Funds report taxable income to the Company. For the period December 20, 2002 (commencement of operations) through June 30, 2003, taxable income allocated to the Company from the Investment Funds is not yet available. At June 30, 2003, accumulated net unrealized appreciation on Investment Fund investments totaled $638,302, consisting of $638,302 of gross unrealized appreciation and $0 of gross unrealized depreciation, based on the cost of Investment Fund investments for financial reporting purposes.

At June 30, 2003, the Company's management is unaware of any significant issuer concentrations in the underlying Investment Funds. The Company's investments at June 30, 2003 are summarized below based on the investment strategy of each specific Investment Fund.

   INVESTMENT STRATEGY                    FAIR VALUE             % OF FAIR VALUE
   -----------------------------------------------------------------------------
   Convertible Arbitrage                     $   809,208               7.9%
   Distressed Securities                         886,621               8.6
   Equity Hedge                                1,636,467              16.0
   Event Driven                                  958,958               9.4
   Fixed Income                                2,567,574              25.0
   Market Neutral                              2,543,953              24.8
   Risk Arbitrage                                851,229               8.3
                                             -----------------------------------
   Total                                     $10,254,010             100.0%
                                             ===================================

                          Phoenix-LJH Advisors Fund LLC

                           Fund Governance (unaudited)

The Company's Board of Directors (the "Board") oversees the general conduct of the Company's business. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by the Board of a registered investment company organized as a corporation. The directors are not required to contribute to the capital of the Company or to own Interests. A majority of the Board are persons who are not "interested persons" (as defined in the 1940 Act) of the Company (the "Independent Directors"). The Independent Directors perform the same functions for the Company as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation. The identity of the Board and officers of the Company and brief biographical information regarding each director and officer during the past five years is set forth below. Two of the directors are deemed to be "interested persons" of the Company, as defined by the 1940 Act, because they are officers and employees of the Adviser and affiliates of the Adviser.

The directors and officers of the Company, their ages, addresses and principal occupations during the past five years are as follows (the below information was current as of July 1, 2003):

-----------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX     OTHER
NAME, AGE AND ADDRESS OF            LENGTH OF     PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
INTERESTED DIRECTORS*               TIME SERVED   PAST FIVE YEARS                  DIRECTOR**       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
James R. Hedges, IV,  Age 36        Since         Managing Member, and President,  1                Managing Member or
c/o Phoenix-LJH Alternative         January 2003  LJH Global Investments, LLC.                      General Partner of
  Investments                                                                                       21 LJH-related
2640 Golden Gate Parkway, Suite 205                                                                 hedge funds.
Naples, Florida 34105
Director, Chief Executive Officer
-----------------------------------------------------------------------------------------------------------------------
Donnell A. Segalas Age 46           Since         Managing Director, The Segalas   1                Director, Annaly
c/o The Segalas Group               January 2003  Group (asset management);                         Mortgage
51 John F. Kennedy Parkway                        Formerly, Executive Vice                          Management, Inc.
Short Hills, NJ 07078                             President-Alternative Investment
Director                                          Products, Phoenix Investment
                                                  Partners, Ltd., January
                                                  2001-April 2003; Partner, Far
                                                  Hills Group (private equity
                                                  fundraising), 2000-2001;
                                                  Maplewood Partners (private
                                                  equity), 1997-2000.
-----------------------------------------------------------------------------------------------------------------------

* As defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), and referred to herein as an "Interested Person".

**The "Fund Complex" consists of all registered investment companies advised by the Adviser and its affiliates

                          Phoenix-LJH Advisors Fund LLC

                           Fund Governance (unaudited)

-----------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX     OTHER
NAME, AGE AND ADDRESS OF            LENGTH OF     PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
NON-INTERESTED DIRECTORS*           TIME SERVED   PAST FIVE YEARS                  DIRECTOR**       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Michael Dieschbourg, Age 46         Since        Principal, Silver Creek SV, LLC   1                None
3908 Kennett Pike                   January      (investments), July 2002 to
Wilmington, Delaware  19807         2003         present; National Director,
Director                                         Salomon Smith Barney Consulting
                                                 Group, January 1998 - July 2002
-----------------------------------------------------------------------------------------------------------------------
Martin B. O'Connor, II , Age 44     Since        Lawyer, O'Connor, Morss           1                None
P.O. Box 979                        January      & O'Connor
Elizabeth, New Jersey  07207        2003
Director
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS OF            LENGTH OF
OFFICERS                            TIME SERVED    PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------
Willis W. Williams*, Age 44          Since         Chief Operating Officer, LJH Global Investments, LLC, 2000-present;
c/o Phoenix-LJH Alternative          January       Chief Executive Officer, Monticello Bank  until 2000.
Investments 2640 Golden Gate         2003
Parkway, Suite 205
Naples, Florida 34105
Chief Financial Officer
-----------------------------------------------------------------------------------------------------------------------
Nancy Engberg*                       Since         Vice President and Investment Counsel, The Phoenix Companies, Inc.,
c/o The Phoenix Companies, Inc.      January       2002-present; Vice President and Counsel, Phoenix Investment
One American Row                     2003          Partners, Ltd., 1999-2002; 2nd Vice President and Counsel, The
Hartford, CT 06115                                 Phoenix Companies, Inc. (formerly Phoenix Mutual Home Life
Secretary                                          Insurance Company), 1994-1999.
-----------------------------------------------------------------------------------------------------------------------

* As defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), and referred to herein as an "Interested Person".

**The "Fund Complex" consists of all registered investment companies advised by the Adviser and its affiliates.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                          PHOENIX-LJH ADVISORS FUND LLC
                          -----------------------------

                STATEMENT OF POLICY WITH RESPECT TO PROXY VOTING

I. DEFINITIONS. As used in this Statement of Policy, the following terms shall have the meanings ascribed below:

     A.  "Adviser" refers to Phoenix/LJH Alternative Investments LLC.

     B. "Board of Directors" refers to Phoenix-LJH Advisors Fund LLC Board of Directors.

     C. "Corporate Governance Matters" refers to changes involving the corporate ownership or structure of an issuer whose securities are within a Portfolio Holding, including changes in the state of incorporation, changes in capital structure, including increases and decreases of capital and preferred stock issuance, mergers and other corporate restructurings, and anti-takeover provisions such as staggered boards, poison pills, and supermajority voting provisions.

     D. "Delegate" refers to the Adviser or Subadviser to whom responsibility has been delegated to vote proxies for the applicable Portfolio Holding, including any qualified, independent organization engaged by the Adviser or Subadviser to vote proxies on behalf of such delegated entity.

     E.  "Fund" refers to Phoenix-LJH Advisors Fund LLC.

     F. "Management Matters" refers to stock option plans and other management compensation issues.

     G. "Portfolio Holding" refers to any company or entity whose securities are held within the investment portfolio(s) of one or more series of the Fund as of the date a proxy is solicited.

     H. "Proxy Contests" refer to any meeting of shareholders of an issuer for which there are at least two sets of proxy statements and proxy cards, one solicited by management and the others by a dissident or group of dissidents.

     I.  "Series" refers to each of the separate series of the Fund.

     J.  "Social Issues" refers to social and environmental issues.

     K. "Subadviser" refers, individually or collectively, to each registered investment adviser that serves as investment subadviser to one or more of the Series.

     L. "Subadviser Procedures" shall have such meaning as described in Article IV, Section C.

     M. "Takeover" refers to "hostile" or "friendly" efforts to effect radical change in the voting control of the board of directors of a company.

II. GENERAL POLICY. It is the intention of the Fund to exercise equity ownership rights in Portfolio Holdings in a manner that is reasonably anticipated to further the best economic interests of members of the Fund. Accordingly, the Fund or its Delegate(s) shall endeavor to analyze and vote all proxies that are considered likely to have financial implications, and, where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Fund and its Delegate(s) must also identify potential or actual conflicts of interests in voting proxies and address any such conflict of interest in accordance with this Statement of Policy. This Statement of Policy should be read to include, if applicable, analogous considerations and terminology related to voting the Fund's interests in underlying hedge funds.

III. FACTORS TO CONSIDER WHEN VOTING.

     A. A Delegate may abstain from voting when it concludes that the effect on members' economic interests or the value of the Portfolio Holding is indeterminable or insignificant.

     B. In analyzing ANTI-TAKEOVER MEASURES, the Delegate shall vote on a case-by-case basis taking into consideration such factors as overall long-term financial performance of the target company relative to its industry competition. Key measures which shall be considered include, without limitation, five-year annual compound growth rates for sales, operating income, net income, and total shareholder returns (share price appreciation plus dividends). Other financial indicators that will be considered include margin analysis, cash flow, and debit levels.

     C. In analyzing CONTESTED ELECTIONS, the Delegate shall vote on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees. The Delegate shall also consider the independence and attendance record of board and key committee members. A review of the corporate governance profile shall be completed highlighting entrenchment devices that may reduce accountability.

     D. In analyzing CORPORATE GOVERNANCE MATTERS, the Delegate shall vote on a case-by-case basis taking into consideration such factors as tax and economic benefits associated with amending an issuer's state of incorporation, dilution or improved accountability associated with changes in capital structure, management proposals to require a supermajority shareholder vote to amend charters and bylaws and bundled or "conditioned" proxy proposals.

     E. In analyzing EXECUTIVE COMPENSATION PROPOSALS and MANAGEMENT MATTERS, the Delegate shall vote on a case-by-case basis taking into consideration such factors as executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

     F. In analyzing PROXY CONTESTS FOR CONTROL, the Delegate shall vote on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

     G. A Delegate shall generally vote against shareholder SOCIAL MATTERS proposals.

IV.  DELEGATION.

     A. In the absence of a specific direction to the contrary from the Board of Directors of the Fund, the Adviser will be responsible for voting proxies for all Portfolio Holdings in accordance with this Statement of Policy, or for delegating such responsibility as described below.

     B. The Adviser and any Subadviser delegated with authority to vote proxies for Portfolio Holdings shall be deemed to assume a duty of care to safeguard the best interests of the Fund and its members. No Delegate shall accept direction or inappropriate influence from any other client, director or employee of any affiliated company and shall not cast any vote inconsistent with this Statement of Policy without obtaining the prior approval of the Fund or its duly authorized representative(s).

     C.  With  regard  to  each  Series  for  which  there  is a duly  appointed
         Subadviser acting pursuant to an investment advisory agreement satisfying the requirements of Section 15(a) of the Investment Company Act of 1940, as amended, and the rules thereunder, the Subadviser may, pursuant to delegated authority from the Adviser, vote proxies for Portfolio Holdings with regard to the Series or portion of the assets thereof for which the Subadviser is responsible. In such case, the Subadviser shall vote proxies for the Portfolio Holdings in accordance with Articles II, III and V of this Statement of Policy, provided, however, that the Subadviser may vote proxies in accordance with its own proxy voting policy/procedures ("Subadviser Procedures") if the following two conditions are satisfied: (1) the Adviser must have approved the Subadviser Procedures based upon the Adviser's determination that the Subadviser Procedures are reasonably designed to further the best economic interests of the affected Fund members, and
         (2) the Subadviser Procedures are reviewed and approved annually by the Board of Directors. The Subadviser will promptly notify the Adviser of any material changes to the Subadviser Procedures. The Adviser will periodically review the votes by the Subadviser for consistency with this Statement of Policy.

V.   CONFLICTS OF INTEREST

     A. The Fund and its Delegate(s) seek to avoid actual or perceived conflicts of interest in the voting of proxies for Portfolio Holdings between the interests of Fund members, on one hand, and those of the Adviser, Subadviser, Delegate, principal underwriter, or any affiliated person of the Fund, on the other hand. The Board of Directors may take into account a wide array of factors in determining whether such a conflict exists, whether such conflict is material in nature, and how to properly address or resolve the same.

     B. While each conflict situation varies based on the particular facts presented and the requirements of governing law, the Board of Directors or its delegate(s) may take the following actions, among others, or otherwise give weight to the following factors, in addressing material conflicts of interest in voting (or directing Delegates to vote) proxies pertaining to Portfolio Holdings: (i) rely on the recommendations of an established, independent third party with qualifications to vote proxies such as Institutional Shareholder Services; (ii) vote pursuant to the recommendation of the proposing Delegate; (iii) abstaining; or (iv) where two or more Delegates provide conflicting requests, vote shares in proportion to the assets under management of the each proposing Delegate.

     C. The Adviser shall promptly notify the President of the Fund once any actual or potential conflict of interest exists and its recommendations for protecting the best interests of Fund's members. The Adviser shall not waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board of Directors or the President of the Fund pursuant to section D of this Article.

     D. In the event that a determination, authorization or waiver under this Statement of Policy is requested at a time other than a regularly scheduled meeting of the Board of Directors, the President of the Fund shall be empowered with the power and responsibility to interpret and apply this Statement of Policy and provide a report of his or her determinations at the next following meeting of the Board of Directors.

VI.  MISCELLANEOUS.

     A. A copy of the current Statement of Policy with Respect to Proxy Voting and the voting records for the Fund reconciling proxies with Portfolio Holdings and recording proxy voting guideline compliance and justification, shall be kept in an easily accessible place and available for inspection either physically or through electronic posting on an approved website.

     B. The Adviser shall present a report of any material deviations from this Statement of Policy at every regularly scheduled meeting of the Board of Directors and shall provide such other reports as the Board of Directors may request from time to time. The Adviser shall provide to the Fund or any shareholder a record of its effectuation of proxy voting pursuant to this Statement of Policy at such times and in such format or medium as the Fund shall reasonably request. The Adviser and each affected Subadviser shall be solely responsible for complying with the disclosure and reporting requirements under applicable laws and regulations, including, without limitation, Rules 204-2 and 206(4)-6 under the Investment Advisers Act of 1940. The Adviser shall gather, collate and present information relating to the its proxy voting activities of those of each Delegate in such format and medium as the Fund shall determine from time to time in order for the Fund to discharge its disclosure and reporting obligations pursuant to Rule 30b1-4 under the Investment Company Act of 1940, as amended.

     C. The Adviser or Subadviser may delegate its responsibilities hereunder to a proxy committee established from time to time by the Adviser or Subadviser, as the case may be. In performing its duties hereunder, the Adviser or Subadviser, or any duly authorized committee, may engage the services of a research and/or voting adviser or agent, the cost of which shall be borne by such entity.

     This Statement of Policy shall be presented to the Board of Directors annually for their amendment and/or approval.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix-LJH Advisors Fund LLC
             -------------------------------------------------------------------

By (Signature and Title)* /s/ James R. Hedges, IV
                          ------------------------------------------------------
                          James R. Hedges, IV, Principal  Executive
                          Officer (principal executive officer)

Date                      9/4/2003
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ James R. Hedges, IV
                         -------------------------------------------------------
                                    James R. Hedges, IV, Principal  Executive
                                    Officer (principal executive officer)

Date                                9/4/2003
--------------------------------------------------------------------------------


By (Signature and Title)*           /s/ Willis Williams
                         -------------------------------------------------------
                                    Willis Williams, Principal Financial Officer
                                    (principal financial officer)

Date                                9/4/2003
--------------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.